Investment Strategy	Jul. 04, 2026
Polen Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing 25-35 stocks of companies that pay dividends and expect to grow the dividends over time and are trading at attractive valuations at the time of the investment. The Fund’s investment adviser, Opal Capital LLC (the “Adviser”), and sub-adviser, Polen Capital Management, LLC (the “Sub-Adviser”), will seek to invest in such companies that are established businesses with high cash flow, stable revenue streams, and more disciplined capital reinvestment programs which may, in turn, experience lower volatility relative to the overall equity market. The Adviser and Sub-Adviser will focus on companies whose stock is listed on a U.S. exchange with market capitalizations greater than $8 billion, but may include companies with market capitalizations of less than $8 billion if their dividend yields are above the market average. The Adviser uses the S&P 500 dividend yield to determine the market average but also applies a $2 billion market capitalization floor to companies qualifying for this market average exception. The Adviser and Sub-Adviser will select companies for the Fund that, in the Sub-Adviser’s determination, provide the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in dividend paying equity securities, including common stocks and sponsored and/or unsponsored American Depositary Receipts (“ADRs”).

The Adviser makes its initial identification of potential portfolio securities based on its assessment of a company’s ability and commitment to sustain and grow its dividends. The Adviser seeks to identify such companies by utilizing a combination of quantitative and qualitative indicators of the company’s financial position, growth opportunities, historical payouts, and management commentary, as well as the competitive landscape.

The Adviser will then review the current market valuation of these companies which the Adviser believes are under-valued. The Adviser first identifies “high quality companies,” which are generally defined as companies with a sustainable competitive advantage, offering stable and growing free cash flows, and quality management teams that have the capital discipline to distribute dividends to shareholders. The Adviser then selects companies whose stock is trading at a valuation that it believes offers an opportunity to generate above average returns over time. The Adviser utilizes a variety of metrics (e.g., price compared to earnings ratio, market capitalization compared to book value, free cash flow yield, etc.) in the valuation process and seeks to identify companies that are attractively priced both in absolute terms and relative to their peers with a preference of companies with higher free cash flow.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including offering operations services, trading execution services and capital markets execution services.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in dividend paying equity securities, including common stocks and sponsored and/or unsponsored American Depositary Receipts (“ADRs”).
Polen International Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of dividend-paying companies.

The Fund’s portfolio typically consists of 40-60 companies that pay dividends and that the adviser, Opal Capital LLC (the “Adviser”), expects will grow the dividends over time and are trading at attractive valuations at the time of the investment. The Adviser seeks companies that are established businesses with high cash flow, stable revenue streams, and disciplined capital reinvestment programs that may, as a result, experience lower volatility relative to the overall international equity market.

The Fund invests in non-U.S. companies with market capitalizations greater than $8 billion, but may include companies with market capitalizations of less than $8 billion if their dividend yields are above the market average. The Adviser uses the S&P 500 dividend yield to determine the market average but also applies a $2 billion market capitalization floor to companies qualifying for this market average exception. The Fund typically invests in non-U.S. companies through sponsored and/or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) but may directly invest in such companies on foreign exchanges. The Adviser makes its initial identification of potential portfolio securities based on its assessment of a company’s ability and commitment to sustain and grow its dividends. In making this initial identification, the Adviser analyzes certain criteria including dividends and dividend growth, earnings and earnings growth, free cash flow and free cash flow growth, leverage and the company’s ability to service debt while paying dividends, as well as dividend history and qualitative comments from management regarding the culture of paying dividends and shareholder returns. The Adviser next identifies “high quality companies,” which are generally defined as companies with a sustainable competitive advantage, offering stable and growing free cash flows, and quality management teams that have the capital discipline to distribute dividends to shareholders. The Adviser then selects companies whose stock is trading at a valuation that it believes offers an opportunity to generate above average returns over time.

The Fund invests at least 40% of its net assets in securities of companies that are economically tied to a country or countries outside the U.S., including emerging markets (which are considered by the Adviser to include countries in the MSCI Emerging Markets Index as well as other countries that the Adviser reasonably determines to be emerging markets based on relevant factors, including the country’s level of economic development, market capitalization, liquidity, regulatory framework, and the size, maturity, accessibility and operational experience of its securities markets), meaning the company (i) is organized outside of the U.S.; (ii) has a class of securities whose principal securities market is outside of the U.S.; (iii) derives more than 50% of total revenues or earnings from goods produced, sales made, or services provided outside of the U.S.; or (iv) maintains more than 50% of its employees, assets, investments, operations, or other business activity outside of the U.S.

The MSCI ACWI ex USA High Dividend Yield Total Return Index (the “Index”) referenced in the objective of the Fund is designed to reflect the performance of equities in the MSCI ACWI ex USA (excluding real estate investment trusts (“REITs”)) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The Index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The Fund uses the Index solely as a performance benchmark, it does not inform the investible universe for the Fund's security selection process.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including offering operations services, trading execution services and capital markets execution services.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of dividend-paying companies.